Shareholder Report, Average Annual Return (Details)		12 Months Ended	44 Months Ended	60 Months Ended	104 Months Ended	105 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
PGIM Jennison Small-Cap Core Equity Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		(1.19%)		9.73%		9.23%
PGIM Core Conservative Bond Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		3.38%		(1.36%)		1.16%
PGIM TIPS Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		3.76%		0.87%		2.35%
PGIM Quant Solutions Commodity Strategies Fund - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		7.90%	5.79%
PGIM Quant Solutions Commodity Strategies Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		7.76%		11.73%		5.02%
PGIM Quant Solutions Mid-Cap Index Fund - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		2.74%		13.75%	8.65%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[1]	16.33%	11.01%	15.88%	14.94%	14.94%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	[1]	3.38%		(1.07%)		1.63%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Average Annual Return, Percent		(0.55%)		9.81%		7.56%
Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index
Average Annual Return, Percent		4.12%		1.17%		2.76%
Bloomberg Commodity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Commodity Index
Average Annual Return, Percent		9.71%	5.70%	11.33%		4.32%
S&P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Index
Average Annual Return, Percent		3.28%		12.79%	9.64%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.